Interest expense and other finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Schedule of interest expense and other finance costs
	2020	2019
	$	$
Interest expense on loans	4,046	4,431
Interest cost on decommissioning liability	547	647
Interest income	(300)	(203)
	4,293	4,875